Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 0	$ 5,572
Trade and other receivables	107,477	173,762
Financial derivatives	5,057	5,433
Total current assets	112,534	184,767
Non-current assets
Exploration and evaluation assets	191,865	320,210
Oil and gas properties	3,077,548	5,387,889
Other plant and equipment	7,996	7,598
Lease assets	11,098	13,619
Deferred income tax asset	7,055	0
Total assets	3,408,096	5,914,083
Current liabilities
Trade and other payables	155,955	207,454
Financial derivatives	26,792	8,668
Less current portion of lease obligations	4,289	5,798
Less current portion of asset retirement obligations	11,820	11,579
Total current liabilities	198,856	233,499
Non-current liabilities
Credit facilities	649,221	505,412
Long-term notes	1,132,868	1,328,175
Lease obligations	6,787	8,085
Asset retirement obligations	748,563	656,395
Deferred income tax liability	93,588	235,308
Total Liabilities	2,829,883	2,966,874
SHAREHOLDERS’ EQUITY
Shareholders' capital	5,729,418	5,718,835
Contributed surplus	14,345	17,712
Accumulated other comprehensive income	618,976	556,224
Deficit	(5,784,526)	(3,345,562)
Total shareholders' equity	578,213	2,947,209
Total liabilities and shareholders' equity	$ 3,408,096	$ 5,914,083